Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	FUNDVANTAGE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001388485
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 06, 2023
Document Effective Date	dei_DocumentEffectiveDate	Oct. 06, 2023
Prospectus Date	rr_ProspectusDate	Sep. 01, 2023
Polen U.S. Small Company Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	POLEN U.S. SMALL COMPANY GROWTH FUND
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FUNDVANTAGE TRUST

POLEN U.S. SMALL COMPANY GROWTH fund

(the “Fund”)

Supplement dated October 6, 2023 to the Fund’s Summary Prospectus and Prospectus,

each dated September 1, 2023

This information in this supplement amends certain information contained in the Summary Prospectus and Prospectus for the Fund and should be read in conjunction with such documents.

Effective immediately, the following replaces the last sentence of the first paragraph of the section titled “Summary of Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus, respectively:

As of April 30, 2023, the weighted average market capitalization of the Fund’s holdings was approximately $4.73 billion.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.